22. Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
22.	Leases

The Group has operating leases for its PV stations and office facilities. The Group's leases have remaining terms of less than one year to approximately twenty years. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Group recognizes lease expense for these leases on a straight-line basis over the lease term. The operating lease expenses were $876, $1,080 and $1,133 for the years ended December 31, 2020, 2019 and 2018, respectively.

Maturities of operating lease liabilities as of December 31, 2020 were as follows:

Maturity of Lease Liabilities	Operating Leases
2021	$1,028
2022	673
2023	493
2024	437
2025	444
Thereafter	9,858
Total lease payments	12,933
Less: interest	(6,394)
Present value of lease payments	$6,539
Operating lease liabilities, current	$605
Operating lease liabilities, noncurrent	$5,934

Supplemental information related to operating leases was as follows:

	For the years ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities	$949	$497
New operating lease assets obtained in exchange for operating lease liabilities	$8,198	$2,419

As of December 31, 2020 and 2019, the operating leases had a weighted average remaining lease term of 20.08 years and 11.8 years, respectively, and a weighted average discount rate of 6.16% and 6.16%, respectively.